Exceptional items, share-based payments and amortization of acquisition intangibles - Summary of Exceptional Items and Amortization of Acquisition Intangibles (Parenthetical) (Detail) - GBP (£)
£ in Millions
	6 Months Ended		12 Months Ended
	Dec. 31, 2020		Dec. 31, 2021	Jun. 30, 2020		Jun. 30, 2019
Statements [Line Items]
Impairment loss recognised in profit or loss, intangible assets	£ 0.0		£ (1.1)	£ (14.9)		£ (12.8)
System and process improvement costs	(2.5)	[1]	(7.0)	(4.6)	[1]	(5.4)	[1]
Integration and reorganization costs	(1.9)	[1]	(4.7)	(2.1)	[1]	(3.7)	[1]
Amortization of intangible assets	(7.9)		(20.9)	(15.7)		(10.5)
Share-based payments charge	(9.0)	[1]	(20.0)	(9.3)	[1]	(6.5)	[1]
Research And Development Expenses [Member]
Statements [Line Items]
Amortization of intangible assets	(3.2)		(6.8)	(6.0)		(4.3)
Share-based payments charge	2.0		3.1	2.7		1.0
Selling General And Administrative Expenses [Member]
Statements [Line Items]
Impairment loss recognised in profit or loss, intangible assets						12.8
System and process improvement costs	0.7		0.6	0.3		0.9
Amortization of intangible assets	(1.2)		(2.3)	(2.6)		(2.2)
Share-based payments charge	7.0		16.9	6.6		£ 5.5
Exceptional Items [Member]
Statements [Line Items]
Share-based payments charge			17.9
Employer tax contributions			2.1
Technology-based intangible assets [member]
Statements [Line Items]
Impairment loss recognised in profit or loss, intangible assets			1.1
Computer software [member]
Statements [Line Items]
Impairment loss recognised in profit or loss, intangible assets			12.8
Computer software [member] | Selling General And Administrative Expenses [Member]
Statements [Line Items]
Impairment loss recognised in profit or loss, intangible assets			2.1
Bio Vision Business [Member]
Statements [Line Items]
Uplift of inventory fair value recognized			£ 6.0
Amortization term of inventory uplift			4 months
Integration and reorganization costs	£ 1.0			£ 3.0

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.